Other investments - Asset management scheme (Details) - CNY (¥)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Fair value of investment	¥ 102,968,000
Investment in a trust investment scheme
Disclosure of financial assets [line items]
Minimum initial investment		¥ 100,000,000